CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash	$ 286,285	¥ 1,968,351	¥ 2,292,476
Restricted cash	839	5,770	249
Short-term investments	998,602	6,865,886	4,839,550
Accounts receivable (net of allowance for doubtful accounts of RMB5,384 and RMB11,014 as of December 31, 2017 and 2018, respectively)	33,462	230,065	186,861
Prepayments and other current assets	88,273	606,918	559,105
Total current assets	1,407,461	9,676,990	7,878,241
Non-current assets:
Long-term investments	106,042	729,095	433,886
Property and equipment, net	76,652	527,020	497,845
Goodwill	150,698	1,036,124	1,021,454
Intangible assets, net	35,553	244,446	162,024
Other long-term assets	1,416	9,736	17,370
Deferred tax assets	2,182	15,005	12,912
Total non-current assets	372,543	2,561,426	2,145,491
Total assets	1,780,004	12,238,416	10,023,732
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB62,795 and RMB99,691 as of December 31, 2017 and 2018, respectively):
Accounts payable	7,255	49,881	35,532
Salary and employee related accrual	23,872	164,134	134,966
Taxes payable	27,895	191,793	230,734
Advance from customers	163,814	1,126,300	937,981
Convertible senior notes, current	250,917	1,725,182
Other payables and accruals	138,489	952,178	703,441
Total current liabilities	612,242	4,209,468	2,042,654
Non-current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries of RMB49,860 and RMB114,897 as of December 31, 2017 and 2018, respectively):
Deferred tax liabilities	30,653	210,752	121,348
Convertible senior notes, non-current			1,667,967
Total non-current liabilities	30,653	210,752	1,789,315
Total liabilities	642,895	4,420,220	3,831,969
Commitments and contingencies
Mezzanine equity:
Redeemable non-controlling interests	32,818	225,645	228,230
Shareholders' equity:
Common shares (US$0.0001 par value per share; 500,000,000 shares authorized, 61,853,004 and 61,874,716 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	7	50	50
Additional paid-in capital	298,893	2,055,036	1,809,732
Statutory reserves	2,513	17,279	13,874
Accumulated other comprehensive income	36,970	254,185	136,947
Retained earnings	762,518	5,242,691	3,993,777
Total 51job, Inc. shareholders' equity	1,100,901	7,569,241	5,954,380
Non-controlling interests	3,390	23,310	9,153
Total equity	1,104,291	7,592,551	5,963,533
Total liabilities, mezzanine equity and equity	$ 1,780,004	¥ 12,238,416	¥ 10,023,732